Note 20 - Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2021	2020

Consumable stores	21,516	16,543
Gold in progress	243	1,166
Provision for obsolete stock	(947)	(911)
	20,812	16,798